                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2006 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      10 Duke of York Square
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                 London SW3 4LY
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                 United Kingdom
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Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
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Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     November 13, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
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Form 13F Information Table Entry Total: 9
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Form 13F Information Table Value Total: 278,906 (x $1,000)
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                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
    ------    -----------------            ---------------------------------
    02        28-10989                     Polygon Investments Ltd.
    ------    -----------------            ---------------------------------

FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------  ---------------  ---------- -------- ---------------------- --------  --------  ---------------------
                                                                                                                VOTING AUTHORITY
                                                            VALUE   SHARES/    SH/  PUT/  INVSTMT   OTHER     ---------------------
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED  NONE
----------------------------  --------------   ---------- --------  --------   ---  ----  -------   --------  ------   ------  ----
HYPERCOM CORP                 COM              44913M105      5520    593600   SH         DEFINED   01:02      593600  0       0
KERZNER INTERNATIONAL LTD     COM              P6065Y107     80932   1040000   SH         DEFINED   01:02     1040000  0       0
MELLON FINL CORP              COM              58551A108     35600   1000000   SH         DEFINED   01:02     1000000  0       0
MICHAELS STORES INC           COM              594087108     82676   2200000   SH         DEFINED   01:02     2200000  0       0
MOVIE GALLERY                 COM              624581104      4501   1490530   SH         DEFINED   01:02     1490530  0       0
PIONEER NAT RES CO            COM              723787107     29448    665500   SH         DEFINED   01:02      665500  0       0
SIX FLAGS INC                 COM              83001P109     22396   2200000   SH         DEFINED   01:02     2200000  0       0
TIME WARNER INC               COM              887317105      3358    200000   SH         DEFINED   01:02      200000  0       0
WESTERN GAS RES INC           COM              958259103     14475    300000   SH         DEFINED   01:02      300000  0       0

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